Income Tax - Summary of Geographical Breakdown of Income/Loss Before The Provision For Income tax (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S. Federal					$ (3,470,000)	$ (1,021,000)
Foreign					800,000	(1,030,000)
Loss before income taxes	$ (1,942,000)	$ (2,986,000)	$ (2,452,000)	$ (1,522,000)	$ (2,670,000)	$ (2,051,000)